Organization and Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)			6 Months Ended		12 Months Ended
	Dec. 01, 2021 USD ($) $ / shares shares	Jul. 07, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 07, 2021 $ / shares
Business Acquisition [Line Items]
Number of acquisitions | acquisition					2
Goodwill					$ 8,997,000	$ 0
Exercise price per warrant (in dollars per share) | $ / shares								$ 11.5
Impairment of long-lived assets			$ 0	$ 0	$ 0	$ 0	$ 0
Maximum
Business Acquisition [Line Items]
Estimated useful lives					6 years
Minimum
Business Acquisition [Line Items]
Estimated useful lives					1 year
IoTium
Business Acquisition [Line Items]
Goodwill		$ 3,700,000
Business acquisition, percentage of voting interests acquired		100.00%
Deferred consideration		$ 1,100,000
Business combination, consideration transferred		7,000,000
Payments to acquire businesses, gross		4,900,000
Non-cash consideration transferred		1,000,000
Intangible assets acquired		$ 5,100,000
WorxWell
Business Acquisition [Line Items]
Goodwill	$ 4,900,000
Business combination, consideration transferred	7,200,000
Intangible assets acquired	$ 2,200,000
Business combination, consideration transferred, equity interests issued and issuable, common stock closing price trailing average period	60 days
Business combination, consideration transferred, equity interests issued and issuable, common stock closing price trailing average (in dollars per share) | $ / shares	$ 50
WorxWell | Common Stock Warrants [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	1,000,000
Business combination, consideration transferred, equity interests issued and issuable	$ 1,600,000
WorxWell | Common Stock
Business Acquisition [Line Items]
Exercise price per warrant (in dollars per share) | $ / shares	$ 10
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	2,000,000
Business combination, consideration transferred, equity interests issued and issuable	$ 5,600,000